Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 day	Dec. 31, 2013
Gross impaired loans by category
Total non-performing and non-interest-earning loans	1,032	1,143
Restructured loans	171	6
Potential problem loans	187	340
Total other impaired loans	358	346
Gross impaired loans	1,390	1,489
Non-interest-earning loans	279	281
Non-performing loans	753	862
Minimum
Gross impaired loans by category
Loan provision threshold, as percentage of loan notional amount, at which loans are written down to net book value	80.00%
Number of days of default on interest or principal considered to assess credit worthiness	90
Maximum
Gross impaired loans by category
Period of anticipated repayment after which loan is written down to net book value (in quarters)	2
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	496	623
Restructured loans	167	6
Potential problem loans	145	291
Total other impaired loans	312	297
Gross impaired loans	808	920
Non-interest-earning loans	168	192
Non-performing loans	328	431
Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	66	68
Restructured loans	0	0
Potential problem loans	9	5
Total other impaired loans	9	5
Gross impaired loans	75	73
Non-interest-earning loans	16	15
Non-performing loans	50	53
Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	306	451
Restructured loans	167	6
Potential problem loans	133	258
Total other impaired loans	300	264
Gross impaired loans	606	715
Non-interest-earning loans	116	144
Non-performing loans	190	307
Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	124	104
Restructured loans	0	0
Potential problem loans	3	28
Total other impaired loans	3	28
Gross impaired loans	127	132
Non-interest-earning loans	36	33
Non-performing loans	88	71
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	536	520
Restructured loans	4	0
Potential problem loans	42	49
Total other impaired loans	46	49
Gross impaired loans	582	569
Non-interest-earning loans	111	89
Non-performing loans	425	431
Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	208	180
Restructured loans	4	0
Potential problem loans	39	45
Total other impaired loans	43	45
Gross impaired loans	251	225
Non-interest-earning loans	19	13
Non-performing loans	189	167
Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	86	91
Restructured loans	0	0
Potential problem loans	2	4
Total other impaired loans	2	4
Gross impaired loans	88	95
Non-interest-earning loans	75	71
Non-performing loans	11	20
Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	242	249
Restructured loans	0	0
Potential problem loans	1	0
Total other impaired loans	1	0
Gross impaired loans	243	249
Non-interest-earning loans	17	5
Non-performing loans	225	244
Bank
Gross impaired loans by category
Total non-performing and non-interest-earning loans	821	914
Restructured loans	171	6
Potential problem loans	140	274
Total other impaired loans	311	280
Gross impaired loans	1,132	1,194
Non-interest-earning loans	257	255
Non-performing loans	564	659
Bank | Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	457	586
Restructured loans	167	6
Potential problem loans	115	248
Total other impaired loans	282	254
Gross impaired loans	739	840
Non-interest-earning loans	148	172
Non-performing loans	309	414
Bank | Real estate
Gross impaired loans by category
Total non-performing and non-interest-earning loans	64	65
Restructured loans	0	0
Potential problem loans	9	5
Total other impaired loans	9	5
Gross impaired loans	73	70
Non-interest-earning loans	15	13
Non-performing loans	49	52
Bank | Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	270	417
Restructured loans	167	6
Potential problem loans	103	215
Total other impaired loans	270	221
Gross impaired loans	540	638
Non-interest-earning loans	98	126
Non-performing loans	172	291
Bank | Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	123	104
Restructured loans	0	0
Potential problem loans	3	28
Total other impaired loans	3	28
Gross impaired loans	126	132
Non-interest-earning loans	35	33
Non-performing loans	88	71
Bank | Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	364	328
Restructured loans	4	0
Potential problem loans	25	26
Total other impaired loans	29	26
Gross impaired loans	393	354
Non-interest-earning loans	109	83
Non-performing loans	255	245
Bank | Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	183	151
Restructured loans	4	0
Potential problem loans	23	21
Total other impaired loans	27	21
Gross impaired loans	210	172
Non-interest-earning loans	17	7
Non-performing loans	166	144
Bank | Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	86	91
Restructured loans	0	0
Potential problem loans	2	5
Total other impaired loans	2	5
Gross impaired loans	88	96
Non-interest-earning loans	75	71
Non-performing loans	11	20
Bank | Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	95	86
Restructured loans	0	0
Potential problem loans	0	0
Total other impaired loans	0	0
Gross impaired loans	95	86
Non-interest-earning loans	17	5
Non-performing loans	78	81